CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Fourth Company Repurchase (Details) - Series C - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2018
Equity, Class of Treasury Stock [Line Items]
Carrying amount per share			$ 14.00
Fourth Company Repurchase
Equity, Class of Treasury Stock [Line Items]
Number of shares agreed to repurchase	700,000	700,000
Price per share	$ 3.20	$ 3.20
Value of shares agreed to repurchase	$ 2.2	$ 2.2
Carrying amount per share		$ 6.41
Carrying value of the repurchased convertible preferred shares		$ 4.5
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount	$ 2.2